Note 9 - Provision for Operational Losses	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Provision for Operational Losses [Text Block]
9. Provision for Operational Losses

Activity in the provision for operational losses for each of the last two years is as follows:

	December 31,
	2014	2013
Prepayment of operational losses, beginning	$805	$4,463
Provision for operational losses	(4,425)	(5,948)
Payments to third party for losses	4,395	2,290
Prepayment of operational losses, ending	$775	$805

The balance as of December 31, 2014 and 2013 is included within prepaid expenses and other current assets on the accompanying balance sheet.